COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 1,903,000	$ 1,908,000
Total debt	1,944,104	1,522,900
Long-term debt	1,944,104
Loans to related parties - associated companies, long-term	293,710	314,000
Contractual commitments under newbuilding contracts	0	0
Seadrill [Member]
Commitments and Contingencies [Line Items]
Loans to related parties - associated companies, long-term	293,700	317,800
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	736,944	785,778
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Amount guaranteed by Ship Finance	266,114	235,000
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	2,700,000	2,300,000
Property not subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,525,600	1,576,300
Property subject to direct financing leases [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 377,900	$ 331,300